Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Redbanc S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest	[1]				3343.00%
Carrying value	[1]				$ 2,822
Profit and loss			[1]
Transbank S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest	[1]				2500.00%
Carrying value	[1]				$ 17,651
Profit and loss			[1]
Centro de Compensacion Automatizado S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest		3333.00%		3333.00%	3333.00%
Carrying value		$ 2,788		$ 2,184	$ 1,894
Profit and loss		$ 603		$ 293	$ 305
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest		2929.00%		2929.00%	2929.00%
Carrying value		$ 1,633		$ 1,485	$ 1,233
Profit and loss		$ 302		$ 252	$ 223
Camara de Compensacion de Alto Valor S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest		1500.00%		1500.00%	1500.00%
Carrying value		$ 971		$ 958	$ 945
Profit and loss		$ 28		$ 29	$ 58
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest		2000.00%		2000.00%	2000.00%
Carrying value		$ 3,476		$ 3,986	$ 3,680
Profit and loss		$ 337		$ 390	$ 582
Sociedad Nexus S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest	[1]				1290.00%
Carrying value	[1]				$ 2,279
Profit and loss			[1]
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Ownership interest		1207.00%		1207.00%	1248.00%
Carrying value		$ 1,528		$ 1,556	$ 1,491
Profit and loss		(24)		60	57
Subtotal
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Carrying value		10,396		10,169	31,995
Profit and loss		1,246		1,024	1,225
Bladex [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Carrying value
Profit and loss				13	19
Stock Exchanges [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Carrying value
Profit and loss		142		109	148
Others [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Carrying value				8	8
Profit and loss					(67)
Associated Companies [Member]
Investments in Associates and other Companies (Details) - Schedule of investments in associates and other companies [Line Items]
Carrying value		10,396		10,177	32,003
Profit and loss		$ 1,388		$ 1,146	$ 1,325

[1]	The Bank has entered into a process of selling the shares in Redbanc S.A., Transbank S.A. and Nexus SA, therefore, the treatment established in IFRS 5 “Non-current assets held for sale and discontinued operations” has been applied, on the participation of said companies, which is described in Note 1 v) and Note 38.